FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 92.6% (a)
COMMERCIAL SERVICES SECTOR - 13.9%
	Advertising/Marketing Services - 3.3%
1,420,000	Interpublic Group of Cos. Inc.	$24,367,200
	Miscellaneous Commercial Services - 5.2%
1,070,000	Genpact Ltd.	39,076,400
	Personnel Services - 5.4%
170,000	ManpowerGroup Inc.	11,687,500
545,000	Robert Half International Inc.	28,792,350
		40,479,850
CONSUMER SERVICES SECTOR - 2.3%
	Other Consumer Services - 2.3%
50,000	Graham Holdings Co.	17,133,500
DISTRIBUTION SERVICES SECTOR - 13.2%
	Electronics Distributors - 3.1%
340,000	Arrow Electronics Inc. *	23,354,600
	Medical Distributors - 2.2%
280,000	Henry Schein Inc. *	16,349,200
	Wholesale Distributors - 7.9%
225,000	Applied Industrial Technologies Inc.	14,037,750
920,000	HD Supply Holdings Inc. *	31,878,000
185,000	MSC Industrial Direct Co. Inc.	13,469,850
		59,385,600
ELECTRONIC TECHNOLOGY SECTOR - 2.2%
	Aerospace & Defense - 1.0%
43,000	Huntington Ingalls Industries Inc.	7,503,070
	Electronic Components - 1.2%
125,000	Plexus Corp. *	8,820,000
FINANCE SECTOR - 23.6%
	Finance/Rental/Leasing - 6.5%
445,000	FirstCash Inc.	30,028,600
495,000	Ryder System Inc.	18,567,450
		48,596,050
	Investment Banks/Brokers - 2.6%
350,000	Houlihan Lokey Inc.	19,474,000
	Multi-Line Insurance - 3.7%
31,000	White Mountains Insurance Group Ltd.	27,527,070
	Property/Casualty Insurance - 2.7%
345,000	W.R. Berkley Corp.	19,765,050
	Real Estate Development - 4.6%
275,000	The Howard Hughes Corp. *	14,286,250
1,325,000	Kennedy-Wilson Holdings Inc.	20,166,500
		34,452,750
	Regional Banks - 3.5%
775,000	Zions Bancorporation	26,350,000
HEALTH TECHNOLOGY SECTOR - 3.7%
	Medical Specialties - 2.7%
460,000	Dentsply Sirona Inc.	20,267,600
	Pharmaceuticals: Major - 1.0%
290,000	Phibro Animal Health Corp.	7,618,300
PROCESS INDUSTRIES SECTOR - 8.3%
	Containers/Packaging - 6.0%
395,000	Avery Dennison Corp.	45,065,550
	Industrial Specialties - 2.3%
375,000	Donaldson Co. Inc.	17,445,000

PRODUCER MANUFACTURING SECTOR - 21.8%
	Building Products - 4.7%
415,000	A.O. Smith Corp.	19,554,800
200,000	Armstrong World Industries Inc.	15,592,000
		35,146,800
	Industrial Machinery - 4.9%
199,000	EnPro Industries Inc.	9,808,710
430,000	Flowserve Corp.	12,263,600
190,000	Woodward Inc.	14,734,500
		36,806,810
	Metal Fabrication - 1.1%
70,000	Valmont Industries Inc.	7,953,400
	Miscellaneous Manufacturing - 8.3%
300,000	Carlisle Cos. Inc.	35,901,000
1,090,000	TriMas Corp. *	26,105,500
		62,006,500
	Trucks/Construction/Farm Machinery - 2.8%
990,000	Trinity Industries Inc.	21,077,100
RETAIL TRADE SECTOR - 2.0%
	Specialty Stores - 2.0%
380,000	Penske Automotive Group Inc.	14,709,800
TECHNOLOGY SERVICES SECTOR - 1.6%
	Information Technology Services - 1.6%
240,000	Insight Enterprises Inc. *	11,808,000
	Total common stocks (cost $604,220,523)	692,539,200

Principal Amount
SHORT-TERM INVESTMENTS - 7.1% (a)
	Bank Deposit Account - 7.1%
$53,068,821	U.S. Bank N.A., 0.09% ^	53,068,821
	Total short-term investments (cost $53,068,821)	53,068,821
	Total investments - 99.7% (cost $657,289,344)	745,608,021

	Other assets, less liabilities - 0.3% (a)	2,067,374
	TOTAL NET ASSETS - 100.0%	$747,675,395

*	Non-income producing security.
^	The rate shown is as of June 30, 2020.
(a)	Percentages for the various classifications relate to total net assets.

FMI Common Stock Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2020, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$692,539,200
Level 1 - Bank Deposit Account	53,068,821
Total Level 1	745,608,021
Level 2 -	---
Level 3 -	---
Total Assets	745,608,021
Total	$745,605,021

See the Schedule of Investments for investments detailed by industry classifications.